Segment Data (Tables)	12 Months Ended
Dec. 31, 2014
Segment Data [Abstract]
Segment information - revenues from services, operating unit profit (loss)

Year Ended December 31	2014	2013	2012
Revenues from Services(a)
Americas:
United States(b)	$3,086.4	$2,967.0	$3,010.5
Other Americas	1,497.3	1,543.2	1,585.4
	4,583.7	4,510.2	4,595.9
Southern Europe:
France	5,351.6	5,284.9	5,425.6
Italy	1,178.8	1,087.6	1,056.8
Other Southern Europe	979.3	864.5	768.5
	7,509.7	7,237.0	7,250.9
Northern Europe	6,048.1	5,738.8	5,773.9
APME	2,327.1	2,447.7	2,728.8
Right Management	294.2	316.8	328.5
	$20,762.8	$20,250.5	$20,678.0
Operating Unit Profit
Americas:
United States	$125.4	$99.8	$60.8
Other Americas	56.2	43.9	50.6
	181.6	143.7	111.4
Southern Europe:
France	275.5	198.9	129.6
Italy	64.2	53.8	45.4
Other Southern Europe	22.0	11.9	10.1
	361.7	264.6	185.1
Northern Europe	198.1	139.7	159.8
APME	84.2	70.8	90.7
Right Management	33.5	20.4	13.4
	859.1	639.2	560.4
Corporate expenses	(105.8)	(93.2)	(112.0)
Intangible asset amortization expense(c)	(33.4)	(34.1)	(36.7)
Interest and other expenses	(38.3)	(36.4)	(43.3)
Earnings before income taxes	$681.6	$475.5	$368.4

(a) Further breakdown of revenues from services by geographical region is as follows:

Revenues from Services	2014	2013	2012
United States	$3,190.6	$3,080.8	$3,132.0
France	5,378.6	5,313.6	5,448.3
Italy	1,183.4	1,093.0	1,061.6
United Kingdom	2,168.6	1,884.5	1,898.1
Total Foreign	17,572.2	17,169.7	17,546.0

(b)	The United States revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which were $16.1, $15.2 and $14.6 for 2014, 2013 and 2012, respectively.
(c)	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Revenues by geographical region

Revenues from Services	2014	2013	2012
United States	$3,190.6	$3,080.8	$3,132.0
France	5,378.6	5,313.6	5,448.3
Italy	1,183.4	1,093.0	1,061.6
United Kingdom	2,168.6	1,884.5	1,898.1
Total Foreign	17,572.2	17,169.7	17,546.0

Segment information - depreciation and amortization expense, earnings from equity investment, total assets, equity investments, long-lived assets and additions to long-lived assets

Year Ended December 31	2014	2013	2012
Depreciation and Amortization Expense
Americas:
United States	$9.4	$12.3	$13.4
Other Americas	4.1	4.5	4.2
	13.5	16.8	17.6
Southern Europe:
France	13.0	14.1	13.1
Italy	2.4	2.6	2.7
Other Southern Europe	2.2	2.2	2.4
	17.6	18.9	18.2
Northern Europe	11.2	14.0	15.8
APME	4.4	4.8	4.9
Right Management	3.6	4.3	5.1
Corporate expenses	0.1	1.4	2.2
Amortization of intangible assets(a)	33.4	34.1	36.7
	$83.8	$94.3	$100.5
Earnings from Equity Investments
Americas:
United States	$—	$—	$—
Other Americas	—	—	—
	—	—	—
Southern Europe:
France	0.4	0.3	—
Italy	—	—	—
Other Southern Europe	—	—	—
	0.4	0.3	—
Northern Europe	2.6	6.9	2.5
APME	—	—	—
Right Management	—	—	—
	$3.0	$7.2	$2.5

(a)	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Year Ended December 31	2014	2013	2012
Total Assets
Americas:
United States	$1,532.7	$1,476.3	$1,511.0
Other Americas	284.1	266.9	317.5
	1,816.8	1,743.2	1,828.5
Southern Europe:
France	1,922.7	1,950.3	1,756.2
Italy	230.0	218.3	301.2
Other Southern Europe	218.4	209.1	187.8
	2,371.1	2,377.7	2,245.2
Northern Europe	1,862.6	1,951.8	1,732.5
APME	501.4	466.7	491.7
Right Management	139.1	134.4	95.4
Corporate(a)	491.5	614.5	619.3
	$7,182.5	$7,288.3	$7,012.6
Equity Investments
Americas:
United States	$—	$3.0	$3.0
Other Americas	—	—	—
	—	3.0	3.0
Southern Europe:
France	0.7	0.4	0.1
Italy	0.2	—	—
Other Southern Europe	—	—	—
	0.9	0.4	0.1
Northern Europe	131.1	136.5	81.5
APME	0.3	0.3	0.7
Right Management	—	—	—
	$132.3	$140.2	$85.3

(a)	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

Year Ended December 31	2014	2013	2012
Long-Lived Assets(a)
Americas:
United States	$25.4	$25.8	$32.8
Other Americas	8.3	10.4	11.2
	33.7	36.2	44.0
Southern Europe:
France	44.6	56.3	59.4
Italy	4.7	6.5	7.0
Other Southern Europe	11.1	10.3	8.6
	60.4	73.1	75.0
Northern Europe	29.0	30.6	40.4
APME	20.6	19.2	22.4
Right Management	10.6	11.3	12.4
Corporate	0.1	0.2	1.2
	$154.4	$170.6	$195.4
Additions to Long-Lived Assets
Americas:
United States	$9.1	$6.0	$11.6
Other Americas	3.9	4.8	5.0
	13.0	10.8	16.6
Southern Europe:
France	7.8	10.7	25.6
Italy	1.3	1.9	1.8
Other Southern Europe	4.8	3.7	2.2
	13.9	16.3	29.6
Northern Europe	13.6	8.8	12.8
APME	7.9	4.3	5.6
Right Management	3.6	4.5	7.4
	$52.0	$44.7	$72.0

(a) Further breakdown of long-lived assets by geographical region was as follows:

Long-Lived Assets	2014	2013	2012
United States	$30.2	$30.6	$39.7
France	46.0	57.8	61.0
Italy	4.7	6.5	7.1
United Kingdom	10.3	7.4	11.0
Total Foreign	124.2	140.0	155.7

Long-lived assets by geographical region

Long-Lived Assets	2014	2013	2012
United States	$30.2	$30.6	$39.7
France	46.0	57.8	61.0
Italy	4.7	6.5	7.1
United Kingdom	10.3	7.4	11.0
Total Foreign	124.2	140.0	155.7